Annual Fund Operating Expenses - Janus Henderson Mortgage-Backed Securities ETF - Janus Henderson Mortgage-Backed Securities ETF	Feb. 28, 2021
Operating Expenses:
Operating Expenses Column [Text]	Janus Henderson Mortgage-Backed Securities ETF
Management Fees (as a percentage of Assets)	0.30%	[1]
Other Expenses (as a percentage of Assets):	none
Acquired Fund Fees and Expenses	0.03%	[2]
Expenses (as a percentage of Assets)	0.33%
Fee Waiver or Reimbursement	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	0.32%	[3]

[1]	The Management Fee has been restated to reflect a new management fee rate schedule effective May 1, 2020.
[2]

Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of gross expenses included in the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[3]

Janus Capital has contractually agreed to waive and/or reimburse its Management Fee to the extent that the Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed 0.29% for at least the period February 28, 2021 through February 28, 2022. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.